Loss per share attributed to ordinary equity holders of the parent (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Loss per share attributed to ordinary equity holders of the parent
Potentially dilutive ordinary shares	0	0
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted loss per share calculation	¥ (236,497)	¥ (505,570)
Weighted average number of ordinary shares in issue during the period used in the basic and diluted loss per share calculation	131,356,980	131,356,980